GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL(Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill
Changes in the carrying amount of goodwill for the years ended December 31, 2017, 2016 and 2015 are shown below.

(Dollars in thousands)	2017	2016	2015
Balance at beginning of year	$204,084	$204,084	$137,739
Goodwill resulting from business combinations	0	0	66,345
Balance at end of year	$204,084	$204,084	$204,084

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	The estimated amortization expense of intangible assets for the next five years is as follows:

(Dollars in thousands)	Amortization Expense
2018	$1,097
2019	1,020
2020	788
2021	636
2022	189